Shareholders' Equity (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based Compensation
Stock-based compensation expense	$ 32,493,000	$ 47,101,000	$ 19,358,000
Alibaba
Stock-based Compensation
Stock-based compensation expense		27,100,000
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	3,231,000	6,234,000	3,154,000
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	5,092,000	8,643,000	3,729,000
Product development
Stock-based Compensation
Stock-based compensation expense	7,217,000	11,418,000	3,776,000
General and administrative
Stock-based Compensation
Stock-based compensation expense	16,953,000	20,806,000	8,699,000
Weibo
Stock-based Compensation
Stock-based compensation expense	13,779,000	31,242,000	1,837,000
Amortization period	4 years
Stock compensation expenses related to the grants	13,800,000	4,100,000	1,800,000
Weibo | Alibaba
Stock-based Compensation
Stock-based compensation expense		27,100,000
Weibo | Costs of revenues
Stock-based Compensation
Stock-based compensation expense	755,000	4,253,000	201,000
Weibo | Sales and marketing
Stock-based Compensation
Stock-based compensation expense	1,583,000	6,150,000	330,000
Weibo | Product development
Stock-based Compensation
Stock-based compensation expense	4,392,000	9,209,000	638,000
Weibo | General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 7,049,000	$ 11,630,000	$ 668,000